Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 20: EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share

The calculation of basic earnings per share (EPS) is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding.

Profit (loss) attributed to ordinary shareholders (basic)

	2021	2020	2019
	U.S. dollars in thousands
Total comprehensive income (loss) for the year	435	(2,954)	(763)

Weighted-average number of ordinary shares (basic)

	2021	2020	2019
	Number of shares
Issued ordinary shares at January 1	514,205,799	514,205,799	514,205,799
Issued March 7,2021 due to warrant exercise	10,634,406	-	-
Issued May 4, 2021 due to warrant exercise	639,508	-	-
Issued July 6, 2021 due to warrant exercise	4,145,205	-	-
Issued August 30, 2021 due to warrant exercise	1,179,452	-	-
Issued September 1, 2021 due to warrant exercise	414,384	-	-
Issued October 11, 2021 due to warrant exercise	776,713	-	-

Weighted average number of ordinary shares (basic)	531,995,467	514,205,799	514,205,799

Diluted earnings (loss) per share

The calculation of diluted EPS is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

Profit (loss) attributed to ordinary shareholders (diluted)

	2021	2020	2019
	U.S. dollars in thousands
Total comprehensive income (loss) for the year (basic)	435	(2,954)	(763)
Warrant revaluation income	(660)	-	-
	(225)	(2,954)	(763)

Weighted-average number of ordinary shares (diluted)

	2021	2020	2019
	Number of shares
Weighted-average number of ordinary shares (basic)	531,995,467	514,205,799	514,205,799
Effect of warrants	83,552,979	-	-

Weighted average number of ordinary shares (diluted)	615,548,446	514,205,799	514,205,799

At December 31, 2021, 12,400,000 options and 650,000 warrants (each warrant is exercisable to 100 shares) were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive (in 2020 and 2019 all options and warrants were excluded because there was loss per share).

The average market value of the Company’s shares for calculating the dilutive effect of share options and warrants was based on quoted market prices for the year during which the options were outstanding.

All outstanding options and warrants could be exercised to 12,400,000 and 184,750,000 ordinary shares, respectively.